Financial Instruments - Movement in Contingent Consideration Categorized Under Level 3 Fair Value Measurement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Payouts	$ 6,922	$ 5,465
Fair value on recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	11,388	19,678
Additions	0	0
Payouts	(8,456)	(7,000)
Gain recognized in the consolidated statement of income		(1,553)
Finance expense recognized in the consolidated statement of income	265	263
Ending Balance	$ 3,197	$ 11,388